Selected Operating Expenses And Additional Information (Schedule Of Personnel Expenses For Employees And Average Number Of Employees, Exclusive Of Temporary Workers, By Geographic Area) (Details) (EUR €)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012 employee	Dec. 31, 2011 employee	Dec. 31, 2010 employee
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Wages and salaries	€ 353,437	€ 318,944	€ 236,746
Social security	47,124	42,622	17,402
Pension expenses	21,151	18,945	12,303
Personnel expenses	€ 421,712	€ 380,511	€ 266,451
Number of employees (in employees)	17,332	17,525	14,253
The Netherlands [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees (in employees)	178	167	170
Other European Countries [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees (in employees)	1,057	993	139
United States [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees (in employees)	594	468	358
Southeast Asia [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees (in employees)	15,300	15,716	13,389
Japan [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees (in employees)	203	181	197